FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	May 12, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 23, 2018	Oct. 05, 2016
Assets:
Available-for-sale debt securities	$ 9,680		$ 9,431	$ 12,753
Equity securities	11,530		19,374	$ 61,326
Equity Securities pledged to creditors	10,238		9,007
Interest rate/ currency swap contracts – long-term receivables	$ 3,184		3,406
7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Interest rate (in percentage)	7.25%	7.25%
Senior unsecured convertible bonds due 2021
Liabilities:
Interest rate (in percentage)	5.75%					5.75%
Senior Unsecured Convertible Bonds due 2023
Liabilities:
Interest rate (in percentage)	4.875%				4.875%
7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Interest rate (in percentage)	7.25%
Fair Value, Recurring | Fair Value, Inputs, Level 2
Assets:
Available-for-sale debt securities	$ 5,100		4,800
Fair Value, Recurring | Fair value
Assets:
Available-for-sale debt securities	9,680		9,431
Equity securities	1,292		10,367
Equity Securities pledged to creditors	10,238		9,007
Interest rate/ currency swap contracts – long-term receivables	3,184		3,406
Total assets	24,394		32,211
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	79,586		78,513
NOK700 million senior unsecured floating rate bonds due 2024	79,077		76,940
NOK600 million senior unsecured floating rate bonds due 2025	60,133		57,421
Interest rate/ currency swap contracts – short-term payables	738		1,572
Interest rate/ currency swap contracts – long-term payables	17,209		32,712
Total liabilities	529,033		569,766
Fair Value, Recurring | Fair value | Senior unsecured convertible bonds due 2021
Liabilities:
Unsecured convertible bonds			199,496
Fair Value, Recurring | Fair value | Senior Unsecured Convertible Bonds due 2023
Liabilities:
Unsecured convertible bonds	138,727		123,112
Fair Value, Recurring | Fair value | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
7.25% unsecured sustainability linked bonds due 2026	153,563
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available-for-sale debt securities	4,619		4,643
Equity securities	1,292		10,367
Equity Securities pledged to creditors	10,238		9,007
Total assets	16,149		24,017
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	79,586		78,513
NOK700 million senior unsecured floating rate bonds due 2024	79,077		76,940
NOK600 million senior unsecured floating rate bonds due 2025	60,133		57,421
Total liabilities	511,086		535,482
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior Unsecured Convertible Bonds due 2023
Liabilities:
Unsecured convertible bonds	138,727		123,112
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1) | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
7.25% unsecured sustainability linked bonds due 2026	153,563
Fair Value, Recurring | Fair value | Fair Value, Inputs, Level 2
Assets:
Available-for-sale debt securities	5,061		4,788
Interest rate/ currency swap contracts – long-term receivables	3,184		3,406
Total assets	8,245		8,194
Liabilities:
Interest rate/ currency swap contracts – short-term payables	738		1,572
Interest rate/ currency swap contracts – long-term payables	17,209		32,712
Total liabilities	17,947		34,284
Fair Value, Recurring | Fair value | Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities			0
Total assets	0		0
Liabilities:
Total liabilities	$ 0		$ 0